Discontinued Operations and Disposition of Operating Segment - Schedule of Discontinued Operations (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
DISCONTINUED OPERATIONS
Revenues		$ 3,222,928		$ 10,871,777	$ 13,730,252
Cost of revenues		2,649,168		8,576,847	10,836,754
Gross profit		573,760		2,294,930	2,893,498
Selling, general and administrative expenses		575,248		1,691,934	2,285,661
Depreciation and amortization		78,954		221,897	287,830
Total operating expenses		654,202		1,913,831	2,573,491
Operating income (loss)		(80,442)		381,099
Interest expense, net		(3,294)		(3,892)	(4,888)
Net income (loss) from discontinued operations		$ (83,736)		$ 377,207	$ 315,119